Vanguard Value Index Fund

Schedule of Investments (unaudited)
As of March 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)
Basic Materials (2.2%)
Air Products & Chemicals Inc.	1,483,376	296,097
Newmont Corp.	5,516,882	249,804
DuPont de Nemours Inc.	4,984,939	169,986
Dow Inc.	5,013,364	146,591
PPG Industries Inc.	1,591,306	133,033
LyondellBasell Industries NV Class A	1,685,109	83,632
International Paper Co.	2,634,444	82,010
Nucor Corp.	2,037,741	73,399
Freeport-McMoRan Inc.	9,282,816	62,659
Celanese Corp.	815,053	59,817
Arconic Inc.	2,628,462	42,213
Eastman Chemical Co.	823,830	38,374
Mosaic Co.	2,291,508	24,794
^ Albemarle Corp.	357,295	20,141
Reliance Steel & Aluminum Co.	214,812	18,815
Westlake Chemical Corp.	257,833	9,842
		1,511,207
Consumer Goods (12.4%)
Procter & Gamble Co.	16,785,316	1,846,385
Coca-Cola Co.	25,951,191	1,148,340
PepsiCo Inc.	9,384,978	1,127,136
Philip Morris International Inc.	10,472,097	764,044
Altria Group Inc.	12,570,602	486,105
Mondelez International Inc. Class A	9,689,755	485,263
Kimberly-Clark Corp.	2,306,897	294,983
General Mills Inc.	4,067,124	214,622
General Motors Co.	8,656,654	179,885
Archer-Daniels-Midland Co.	3,745,447	131,765
Ford Motor Co.	26,210,276	126,596
VF Corp.	2,284,029	123,520
Corteva Inc.	5,036,648	118,361
Tyson Foods Inc. Class A	1,985,569	114,905
Kraft Heinz Co.	4,516,461	111,737
Kellogg Co.	1,720,056	103,186
Conagra Brands Inc.	3,276,768	96,140
Aptiv plc	1,717,763	84,583
Hormel Foods Corp.	1,794,159	83,680
JM Smucker Co.	730,453	81,080
Clorox Co.	421,532	73,030
Constellation Brands Inc. Class A	507,623	72,773
Garmin Ltd.	960,073	71,967
Genuine Parts Co.	930,393	62,643
Hasbro Inc.	866,022	61,964
Campbell Soup Co.	1,318,358	60,855

	Tiffany & Co.	384,367	49,775
	Molson Coors Beverage Co. Class B	1,186,978	46,304
	DR Horton Inc.	1,180,840	40,149
	PulteGroup Inc.	1,725,476	38,513
	Bunge Ltd.	906,722	37,203
	Lennar Corp. Class A	967,884	36,973
	Whirlpool Corp.	426,755	36,616
	Newell Brands Inc.	2,566,098	34,078
^	Keurig Dr Pepper Ord Shs	1,399,420	33,964
	BorgWarner Inc.	1,388,432	33,836
	Lear Corp.	405,491	32,946
*	Mohawk Industries Inc.	384,871	29,343
	Tapestry Inc.	1,859,474	24,080
	Ralph Lauren Corp.	317,740	21,235
	Fortune Brands Home & Security Inc.	467,180	20,206
	PVH Corp.	498,490	18,763
	Coty Inc. Class A	2,036,523	10,508
^	Levi Strauss & Co. Class A	297,652	3,700
	Lennar Corp. Class B	14,996	434
			8,674,174
Consumer Services (7.8%)
	Walt Disney Co.	12,130,391	1,171,796
	Walmart Inc.	9,572,721	1,087,653
	CVS Health Corp.	8,756,198	519,505
	Target Corp.	3,409,300	316,963
	Walgreens Boots Alliance Inc.	5,104,118	233,513
	eBay Inc.	5,198,531	156,268
	Sysco Corp.	3,261,432	148,819
	McKesson Corp.	1,086,509	146,961
	Kroger Co.	4,392,485	132,302
	Southwest Airlines Co.	3,185,685	113,442
	Delta Air Lines Inc.	3,915,988	111,723
	Las Vegas Sands Corp.	2,585,140	109,791
*	Liberty Broadband Corp. Class C	972,041	107,624
	AmerisourceBergen Corp. Class A	970,228	85,865
	Best Buy Co. Inc.	1,506,248	85,856
	Omnicom Group Inc.	1,466,844	80,530
*	CarMax Inc.	1,107,727	59,629
	Fox Corp. Class A	2,393,279	56,553
	ViacomCBS Inc. Class B	3,621,941	50,743
*	United Airlines Holdings Inc.	1,444,508	45,574
	Darden Restaurants Inc.	822,479	44,792
	Interpublic Group of Cos. Inc.	2,616,171	42,356
	Advance Auto Parts Inc.	442,214	41,267
*	Discovery Communications Inc. Class C	2,316,722	40,635
	Royal Caribbean Cruises Ltd.	1,129,779	36,345
^	Carnival Corp.	2,653,173	34,942
	Aramark	1,675,149	33,453
^	American Airlines Group Inc.	2,663,312	32,466
*	Liberty Media Corp-Liberty SiriusXM Class C	1,021,792	32,309
*	DISH Network Corp. Class A	1,615,436	32,293
	News Corp. Class A	3,385,929	30,389
	Nielsen Holdings plc	2,403,229	30,137
	Fox Corp. Class B	1,070,610	24,496
	Alaska Air Group Inc.	834,192	23,750
^,*	Discovery Inc. Class A	1,004,222	19,522
*	Liberty Media Corp-Liberty SiriusXM Class A	591,038	18,730

* Liberty Broadband Corp. Class A	172,311	18,437
MGM Resorts International	1,556,816	18,370
* Norwegian Cruise Line Holdings Ltd.	1,428,344	15,655
Kohl's Corp.	1,069,789	15,608
Hyatt Hotels Corp. Class A	232,734	11,148
ViacomCBS Inc. Class A	56,532	1,008
News Corp. Class B	18,801	169
		5,419,387
Financials (20.6%)
* Berkshire Hathaway Inc.	13,088,017	2,392,882
JPMorgan Chase & Co.	20,052,507	1,805,327
Bank of America Corp.	54,486,062	1,156,739
Wells Fargo & Co.	25,617,961	735,235
Citigroup Inc.	14,691,913	618,823
CME Group Inc.	2,411,315	416,940
American Express Co.	4,129,097	353,492
Goldman Sachs Group Inc.	2,264,501	350,069
US Bancorp	9,458,837	325,857
BlackRock Inc.	727,335	320,006
Progressive Corp.	3,933,491	290,449
Chubb Ltd.	2,592,302	289,534
Truist Financial Corp.	9,025,603	278,350
Morgan Stanley	8,172,286	277,858
PNC Financial Services Group Inc.	2,653,349	253,979
Allstate Corp.	2,180,444	200,012
Bank of New York Mellon Corp.	5,586,086	188,139
Travelers Cos. Inc.	1,650,140	163,941
Aflac Inc.	4,693,045	160,690
Capital One Financial Corp.	3,139,349	158,286
Equity Residential	2,498,800	154,201
Willis Towers Watson plc	864,497	146,835
American International Group Inc.	5,852,609	141,926
MetLife Inc.	4,641,221	141,882
Prudential Financial Inc.	2,706,344	141,109
Welltower Inc.	2,730,505	125,003
State Street Corp.	2,322,874	123,740
Northern Trust Corp.	1,357,301	102,422
Ameriprise Financial Inc.	851,837	87,296
M&T Bank Corp.	842,604	87,151
Hartford Financial Services Group Inc.	2,426,691	85,517
Weyerhaeuser Co.	5,012,652	84,964
Cincinnati Financial Corp.	1,098,179	82,858
KKR & Co. Inc. Class A	3,522,851	82,681
Healthpeak Properties Inc.	3,430,288	81,812
Duke Realty Corp.	2,478,434	80,252
Discover Financial Services	2,113,485	75,388
* Arch Capital Group Ltd.	2,597,134	73,914
Nasdaq Inc.	773,806	73,473
Fifth Third Bancorp	4,779,295	70,973
KeyCorp	6,629,605	68,749
Ventas Inc.	2,508,737	67,234
WP Carey Inc.	1,157,517	67,229
Synchrony Financial	4,138,232	66,584
Loews Corp.	1,704,902	59,382
Principal Financial Group Inc.	1,870,175	58,611
Regions Financial Corp.	6,482,721	58,150
Huntington Bancshares Inc.	6,951,286	57,070

Citizens Financial Group Inc.	2,933,961	55,188
Host Hotels & Resorts Inc.	4,837,140	53,402
Raymond James Financial Inc.	841,777	53,200
Everest Re Group Ltd.	275,091	52,933
Western Union Co.	2,825,069	51,219
Alleghany Corp.	92,244	50,951
Annaly Capital Management Inc.	9,590,966	48,626
WR Berkley Corp.	929,001	48,466
Globe Life Inc.	657,763	47,339
Fidelity National Financial Inc.	1,759,970	43,788
Equitable Holdings Inc.	2,818,885	40,733
AGNC Investment Corp.	3,651,768	38,636
Voya Financial Inc.	910,195	36,908
Ally Financial Inc.	2,550,506	36,804
Reinsurance Group of America Inc.	419,960	35,335
VEREIT Inc	7,170,930	35,066
Lincoln National Corp.	1,331,827	35,054
TD Ameritrade Holding Corp.	910,562	31,560
Franklin Resources Inc.	1,852,185	30,913
Zions Bancorp NA	1,145,270	30,647
Comerica Inc.	967,935	28,399
Kimco Realty Corp.	2,709,140	26,197
E*TRADE Financial Corp.	756,471	25,962
Camden Property Trust	327,486	25,950
* Athene Holding Ltd. Class A	959,071	23,804
SL Green Realty Corp.	537,996	23,188
Invesco Ltd.	2,441,709	22,171
Vornado Realty Trust	573,787	20,777
Jones Lang LaSalle Inc.	172,814	17,451
People's United Financial Inc.	1,488,902	16,452
* Berkshire Hathaway Inc. Class A	14	3,808
		14,373,941
Health Care (21.4%)
Johnson & Johnson	17,713,405	2,322,759
UnitedHealth Group Inc.	6,376,021	1,590,052
Merck & Co. Inc.	17,135,378	1,318,396
Pfizer Inc.	37,245,368	1,215,689
Abbott Laboratories	11,901,670	939,161
Medtronic plc	9,020,644	813,482
Amgen Inc.	3,998,933	810,704
Eli Lilly & Co.	5,815,763	806,763
AbbVie Inc.	9,402,318	716,363
Gilead Sciences Inc.	8,514,786	636,565
Cigna Corp.	2,512,446	445,155
Bristol-Myers Squibb Co.	7,875,117	438,959
Anthem Inc.	1,706,810	387,514
* Biogen Inc.	1,214,618	384,281
Allergan plc	2,098,266	371,603
Danaher Corp.	2,105,529	291,426
Humana Inc.	890,992	279,789
HCA Healthcare Inc.	1,825,664	164,036
Zimmer Biomet Holdings Inc.	1,383,532	139,847
Baxter International Inc.	1,716,798	139,387
Cardinal Health Inc.	1,969,739	94,429
* Laboratory Corp. of America Holdings	654,092	82,671
Quest Diagnostics Inc.	907,701	72,888
* Hologic Inc.	1,802,179	63,257

*	Elanco Animal Health Inc.	2,668,266	59,742
	Dentsply Sirona Inc.	1,498,234	58,176
*	Mylan NV	3,479,776	51,883
	Universal Health Services Inc. Class B	512,778	50,806
*	Henry Schein Inc.	989,190	49,974
*	DaVita Inc.	569,084	43,285
	Perrigo Co. plc	869,471	41,813
			14,880,855
Industrials (10.3%)
	Honeywell International Inc.	4,808,045	643,268
	United Technologies Corp.	5,807,976	547,866
	3M Co.	3,870,624	528,379
	General Electric Co.	58,787,291	466,771
	Caterpillar Inc.	3,718,806	431,530
	Northrop Grumman Corp.	1,021,028	308,912
	Deere & Co.	2,118,809	292,735
	CSX Corp.	5,000,335	286,519
	Waste Management Inc.	2,854,059	264,172
	Norfolk Southern Corp.	1,754,263	256,122
	Raytheon Co.	1,873,434	245,701
	General Dynamics Corp.	1,654,105	218,855
	Eaton Corp. plc	2,781,931	216,128
	Emerson Electric Co.	4,099,852	195,358
	FedEx Corp.	1,579,994	191,590
	PACCAR Inc.	2,327,180	142,261
	TE Connectivity Ltd.	2,251,026	141,770
	Johnson Controls International plc	5,189,145	139,899
	Cummins Inc.	1,030,883	139,499
	Illinois Tool Works Inc.	972,681	138,238
	Trane Technologies plc	1,604,264	132,496
	Parker-Hannifin Corp.	865,147	112,236
	Republic Services Inc.	1,399,298	105,031
	Stanley Black & Decker Inc.	1,023,644	102,364
	Dover Corp.	978,267	82,116
	WW Grainger Inc.	308,435	76,646
	Ball Corp.	1,103,060	71,324
	Jacobs Engineering Group Inc.	896,027	71,028
	CH Robinson Worldwide Inc.	911,453	60,338
	Avery Dennison Corp.	562,327	57,284
	Packaging Corp. of America	638,566	55,447
*	Ingersoll Rand Inc.	2,216,086	54,959
*	Crown Holdings Inc.	912,791	52,978
*	United Rentals Inc.	505,948	52,062
	Huntington Ingalls Industries Inc.	275,890	50,270
	Westrock Co.	1,739,490	49,158
	Textron Inc.	1,541,499	41,112
	Snap-on Inc.	370,307	40,297
*	Sensata Technologies Holding plc	1,067,655	30,887
	Xerox Holdings Corp.	1,235,525	23,401
	Hubbell Inc.	184,252	21,141
	Pentair plc	562,800	16,749
			7,154,897
Oil & Gas (4.8%)
	Exxon Mobil Corp.	28,477,927	1,081,307
	Chevron Corp.	12,726,907	922,192
	ConocoPhillips	7,384,604	227,446

	Kinder Morgan Inc.	12,957,739	180,372
	Phillips 66	2,990,393	160,435
	Schlumberger Ltd.	9,324,238	125,784
	Valero Energy Corp.	2,761,700	125,271
	Williams Cos. Inc.	8,155,678	115,403
	Marathon Petroleum Corp.	4,370,870	103,240
	Occidental Petroleum Corp.	6,013,756	69,639
	Baker Hughes Co.	4,384,271	46,035
	Halliburton Co.	5,595,355	38,328
	Hess Corp.	921,181	30,675
	National Oilwell Varco Inc.	2,587,664	25,437
	HollyFrontier Corp.	977,030	23,947
	Marathon Oil Corp.	5,408,276	17,793
	Devon Energy Corp.	2,450,952	16,936
	Apache Corp.	2,521,881	10,541
	Noble Energy Inc.	1,601,070	9,670
			3,330,451
Other (0.0%)1
*,§	American International Group Inc. Warrants Exp. 01/19/2021	41,903	—

Technology (8.4%)
	Intel Corp.	29,274,512	1,584,337
	Cisco Systems Inc.	28,550,483	1,122,319
	Oracle Corp.	14,359,843	694,011
	International Business Machines Corp.	5,960,795	661,231
	QUALCOMM Inc.	7,685,453	519,921
	HP Inc.	9,973,028	173,132
	Cognizant Technology Solutions Corp. Class A	3,684,054	171,198
	Corning Inc.	5,171,936	106,232
	Marvell Technology Group Ltd.	4,492,297	101,661
	CDW Corp.	966,732	90,167
	Hewlett Packard Enterprise Co.	8,710,628	84,580
	Western Digital Corp.	1,904,463	79,264
	Motorola Solutions Inc.	576,856	76,676
	Seagate Technology plc	1,503,173	73,355
	NortonLifeLock Inc.	3,777,627	70,679
	NetApp Inc.	1,536,947	64,075
*	Qorvo Inc.	783,197	63,149
*	Dell Technologies Inc. Class C	1,406,129	55,612
*	F5 Networks Inc.	408,579	43,567
	Juniper Networks Inc.	2,253,030	43,123
	DXC Technology Co.	856,747	11,180
			5,889,469
Telecommunications (4.4%)
	Verizon Communications Inc.	27,834,889	1,495,568
	AT&T Inc.	49,164,023	1,433,131
	CenturyLink Inc.	7,338,980	69,427
*	Sprint Corp.	4,150,898	35,781
			3,033,907
Utilities (7.3%)
	NextEra Energy Inc.	3,289,524	791,525
	Dominion Energy Inc.	5,540,879	399,996
	Duke Energy Corp.	4,907,601	396,927
	Southern Co.	7,059,005	382,175
	American Electric Power Co. Inc.	3,323,231	265,792
	Exelon Corp.	6,525,228	240,194

	Xcel Energy Inc.			3,606,601	217,478
	Sempra Energy			1,846,345	208,618
	WEC Energy Group Inc.			2,122,016	187,013
	Consolidated Edison Inc.			2,237,479	174,523
	Eversource Energy			2,178,540	170,384
	Public Service Enterprise Group Inc.			3,402,778	152,819
	American Water Works Co. Inc.			1,217,827	145,603
	FirstEnergy Corp.			3,632,890	145,570
	Edison International			2,414,210	132,275
	Entergy Corp.			1,339,598	125,882
	DTE Energy Co.			1,288,087	122,330
	Ameren Corp.			1,654,583	120,503
	PPL Corp.			4,868,949	120,166
	CMS Energy Corp.			1,910,739	112,256
	Evergy Inc.			1,535,103	84,507
	Alliant Energy Corp.			1,639,418	79,167
	NiSource Inc.			2,516,910	62,847
	AES Corp.			4,468,551	60,772
	Pinnacle West Capital Corp.			757,963	57,446
	CenterPoint Energy Inc.			3,371,763	52,094
	Vistra Energy Corp.			2,625,913	41,910
	OGE Energy Corp.			1,351,190	41,522
	Avangrid Inc.			418,863	18,338
					5,110,632
Total Common Stocks (Cost $71,405,901)					69,378,920
		Coupon
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
2,3 Vanguard Market Liquidity Fund		0.943%		2,291,544	228,880

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	1.521%	4/2/20	310	310
4	United States Treasury Bill	1.543%	4/16/20	1,876	1,876
4	United States Treasury Bill	1.541%	4/30/20	900	900
4	United States Treasury Bill	1.551%	5/21/20	7,000	6,999
					10,085
Total Temporary Cash Investments (Cost $239,082)					238,965
Total Investments (99.9%) (Cost $71,644,983)					69,617,885
Other Assets and Liabilities-Net (0.1%)3,4,5					48,358
Net Assets (100%)					69,666,243
Cost rounded to $000

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $49,685,000.
* Non-income-producing security.
§ Security value determined using significant unobservable inputs.
1 “Other” represents securities that are not classified by the fund's benchmark index.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $52,210,000 was received for securities on loan.
4 Securities with a value of $9,775,000 and cash of $8,319,000 have been segregated as initial margin for open futures contracts.
5 Cash of $7,385,000 has been segregated as collateral for open over-the-counter swap contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
						($000)
						Value and
				Number of		Unrealized
				Long (Short)	Notional	Appreciation
			Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index			June 2020	1,499	192,599	(2,277)

Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)
AbbVie Inc.	9/2/20	BOANA	47,141	(1.515)	—	(5,292)
Keurig Dr Pepper Inc.	9/2/20	BOANA	13,940	(1.515)	—	(1,821)
Kroger Co.	2/2/21	GSI	33,910	(0.773)	—	(3,798)
					—	(10,911)

1 Payment received/paid monthly.
BOANA—Bank of America NA.
GSI—Goldman Sachs International

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an

Value Index Fund

exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Value Index Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
March 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	69,378,920	—	—	69,378,920
Temporary Cash Investments	228,880	10,085	—	238,965
Total	69,607,800	10,085	—	69,617,885
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	2,757	—	—	2,757
Swap Contracts	—	10,911	—	10,911
Total	2,757	10,911	—	13,668
1 Represents variation margin on the last day of the reporting period.